Other receivables	12 Months Ended
Dec. 31, 2019
Other receivables
Other receivables

4.          Other receivables

As of December 31, 2019, other receivables consisted of the following:

December 31, 2019
US$
Henan Derun Real Estate Co. Ltd (“Henan Derun”)	124,436,299
Zhengzhou Jiahe Real Estate Co. Ltd (“Zhengzhou Jiahe”)	67,429,462
Zhangjiakou Xingyuan City Construction Development Co. Ltd	19,696,568
Huzhou Xinhong Jingcheng Construction and Development Co. Ltd	16,369,944
Due from contractors	24,444,823
Others	34,923,080

Other receivables	287,300,176

Other non-current assets as of December 31, 2018 included a prepayment of US$95.6 million to Henan Derun for the purchase of 10% equity interest in Henan Derun. In December 2019, the Group and Henan Derun agreed to terminate the equity interest purchase. In addition, the Group agreed to provide Henan Derun financing using the prepayment and charge an interest of 18% per annum commencing from the date of prepayment made to Henan Derun. As of December 31, 2019, the prepayment is recorded as other receivable aggregating to US$124.4 million (December 31, 2018: US$13.5 million). In March 2020, the Group entered into an agreement with Henan Derun pursuant to which the above receivables shall be settled by Henan Derun’s transfer of certain parcels of land properties to a project company 80% owned by the Group and the Group will assume the bank loans of Henan Derun aggregating to US$77.1 million which were pledged by such land properties.  The Group evaluated the potential impairment and concluded that no impairment allowance is required because the fair value of the relevant land properties attributed to the Group as appraised by an external valuer exceeded the total amount of the above receivables and bank loans assumed by the Group.

Receivable from Zhengzhou Jiahe of US$67.4 million (December 31, 2018: US$60.7 million) bears an interest from 15% to 18% per annum with a due date of December 31, 2019. The balance is now overdue. The directors of the Company are of the view that no impairment provision is required for the balance because it was secured by the 100% equity interest in Zhengzhou Jiahe with a fair value appraised by an external valuer significantly higher than the balance.